15. RESTRICTED CASH (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Disclosure of financial assets [line items]
Total restricted cash		R$ 535.6		R$ 645.9
Current		127.8		218.3
Non-current		R$ 407.8		R$ 427.6
Bank deposit certificates [Member]
Disclosure of financial assets [line items]
Maturity	[1],[2]	3 years 6 months 18 days
Average interest rate (p.a.)		8.05%	[1]
Bank deposit certificates [Member] | Brazil
Disclosure of financial assets [line items]
Total restricted cash	[1]	R$ 326.4		R$ 384.4
National treasury certificates [Member]
Disclosure of financial assets [line items]
Maturity	[2],[3]	2 years 3 months 14 days
Average interest rate (p.a.)		11.47%	[3]
National treasury certificates [Member] | Brazil
Disclosure of financial assets [line items]
Total restricted cash	[3]	R$ 190.2		R$ 171.4
Bank deposit [Member]
Disclosure of financial assets [line items]
Average interest rate (p.a.)	[4]
Bank deposit [Member] | USD
Disclosure of financial assets [line items]
Total restricted cash	[4]	R$ 19.0		R$ 90.1

[1]	The deposit was pledged as collateral in the disposal of the dairy segment to Groupe Lactalis ("Parmalat") with maturity on 2021.
[2]	Weighted average maturity in years.
[3]	The national treasury certificates, which mature on 2020, are pledged as collateral for the loan obtained through the Special Program Asset Restructuring ("PESA") (note 19).
[4]	Deposit linked to operations in the international market.